Note 6 - Inventories - Summary of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finished goods	$ 5,677	$ 4,415
Work-in-process	3,105	2,501
Raw materials	8,103	8,078
Provisions for obsolete inventories	(6,597)	(5,664)	$ (5,041)	$ (3,664)
Total	$ 10,288	$ 9,330